Calvert
VP SRI Mid Cap Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 1.3%
Hexcel Corp.	9,001	$ 334,747
		$ 334,747
Auto Components — 0.6%
Aptiv PLC	3,520	$ 173,325
		$ 173,325
Banks — 1.1%
First Republic Bank	2,236	$ 183,978
Zions Bancorp NA	4,112	110,037
		$294,015
Beverages — 1.6%
Coca-Cola European Partners PLC	11,201	$420,374
		$420,374
Biotechnology — 1.6%
Emergent BioSolutions, Inc.(1)	7,149	$413,641
		$413,641
Building Products — 2.1%
Fortune Brands Home & Security, Inc.	6,953	$300,717
Trex Co., Inc.(1)(2)	3,297	264,222
		$564,939
Capital Markets — 3.6%
Cboe Global Markets, Inc.	3,897	$347,807
Northern Trust Corp.	4,586	346,060
Tradeweb Markets, Inc., Class A	6,308	265,188
		$959,055
Commercial Services & Supplies — 2.2%
Republic Services, Inc.	4,312	$323,659
Tetra Tech, Inc.	3,888	274,570
		$598,229
Communications Equipment — 1.6%
Motorola Solutions, Inc.	3,289	$437,174
		$437,174
Consumer Finance — 0.3%
Discover Financial Services	2,554	$91,101
		$91,101
Security	Shares	Value
Containers & Packaging — 4.4%
AptarGroup, Inc.	3,410	$ 339,431
Ball Corp.	7,372	476,674
Packaging Corp. of America	3,972	344,889
		$ 1,160,994
Diversified Consumer Services — 2.3%
Service Corp. International	6,927	$ 270,915
ServiceMaster Global Holdings, Inc.(1)	12,348	333,396
		$ 604,311
Electric Utilities — 2.7%
Xcel Energy, Inc.	12,125	$731,137
		$731,137
Electrical Equipment — 1.5%
AMETEK, Inc.	5,559	$400,359
		$400,359
Electronic Equipment, Instruments & Components — 2.3%
CDW Corp.	3,498	$326,259
Zebra Technologies Corp., Class A(1)	1,637	300,553
		$626,812
Entertainment — 2.3%
Electronic Arts, Inc.(1)	6,162	$617,248
		$617,248
Equity Real Estate Investment Trusts (REITs) — 8.7%
AvalonBay Communities, Inc.	3,373	$496,404
Extra Space Storage, Inc.	6,343	607,406
Lamar Advertising Co., Class A	6,156	315,680
Mid-America Apartment Communities, Inc.	4,928	507,732
National Retail Properties, Inc.	12,547	403,888
		$2,331,110
Food & Staples Retailing — 0.4%
Performance Food Group Co.(1)	4,405	$108,892
		$108,892
Food Products — 2.1%
Lamb Weston Holdings, Inc.	4,327	$247,072
Nomad Foods, Ltd.(1)	17,352	322,053
		$569,125
Health Care Equipment & Supplies — 3.2%
Cooper Cos., Inc. (The)	1,148	$316,469

Calvert
VP SRI Mid Cap Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.(1)	1,800	$ 179,388
Teleflex, Inc.	1,194	349,675
		$ 845,532
Health Care Providers & Services — 6.1%
Amedisys, Inc.(1)	1,396	$ 256,222
Centene Corp.(1)	12,393	736,268
Chemed Corp.	835	361,722
LHC Group, Inc.(1)	1,878	263,296
		$1,617,508
Independent Power and Renewable Electricity Producers — 0.9%
NextEra Energy Partners, L.P.	5,718	$245,874
		$245,874
Insurance — 7.3%
Alleghany Corp.	519	$286,670
Allstate Corp. (The)	3,693	338,759
American Financial Group, Inc.	3,938	275,975
Assurant, Inc.	4,589	477,669
First American Financial Corp.	5,752	243,942
RLI Corp.	3,827	336,508
		$1,959,523
Interactive Media & Services — 0.7%
IAC/InterActiveCorp.(1)	970	$173,853
		$173,853
IT Services — 9.4%
Amdocs, Ltd.	6,698	$368,189
Black Knight, Inc.(1)	12,111	703,165
Broadridge Financial Solutions, Inc.	4,810	456,132
Cognizant Technology Solutions Corp., Class A	11,151	518,187
CSG Systems International, Inc.	8,392	351,205
WEX, Inc.(1)	946	98,904
		$2,495,782
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	7,376	$528,269
		$528,269
Machinery — 3.8%
Fortive Corp.	6,425	$354,596
Stanley Black & Decker, Inc.	3,337	333,700
Xylem, Inc.	4,911	319,853
		$1,008,149
Security	Shares	Value
Metals & Mining — 0.7%
Steel Dynamics, Inc.	7,810	$ 176,037
		$ 176,037
Multiline Retail — 2.4%
Dollar General Corp.	4,275	$ 645,568
		$ 645,568
Multi-Utilities — 4.7%
CMS Energy Corp.	10,849	$ 637,379
Sempra Energy	5,454	616,247
		$1,253,626
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(1)	2,973	$296,527
		$296,527
Professional Services — 2.5%
IHS Markit, Ltd.	6,584	$395,040
Verisk Analytics, Inc.	2,021	281,687
		$676,727
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	3,633	$325,698
NXP Semiconductors NV	3,235	268,279
Skyworks Solutions, Inc.	4,142	370,212
		$964,189
Software — 4.9%
ACI Worldwide, Inc.(1)	11,046	$266,761
ANSYS, Inc.(1)	1,149	267,108
Bill.com Holdings, Inc.(1)	3,433	117,408
CDK Global, Inc.	9,386	308,330
Everbridge, Inc.(1)	1,500	159,540
RealPage, Inc.(1)	3,419	180,968
		$1,300,115
Specialty Retail — 3.2%
Best Buy Co., Inc.	6,016	$342,912
National Vision Holdings, Inc.(1)	14,092	273,666

Calvert
VP SRI Mid Cap Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Ross Stores, Inc.	2,575	$ 223,948
		$ 840,526
Total Common Stocks (identified cost $28,429,559)		$26,464,393
Total Investments — 99.2% (identified cost $28,429,559)		$26,464,393
Other Assets, Less Liabilities — 0.8%		$ 209,497
Net Assets — 100.0%		$26,673,890

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $261,577 and the total market value of the collateral received by the Fund was $283,968, comprised of U.S. government and/or agencies securities.

The Fund did not have any open derivative instruments at March 31, 2020.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,464,393(1)	$ —	$—	$26,464,393
Total Investments	$26,464,393	$ —	$ —	$26,464,393

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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